LOANS, Maturities of Finance Leases and Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2017 ARS ($)
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 1,227,587
Future financial charges on finance leases	(336,222)
Book value financial leases	891,365
Less than 1 year [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	167,634
Book value financial leases	100,624
From 01/01/2019 to 12/31/2019 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	139,513
Book value financial leases	78,574
From 01/01/2020 to 12/31/2020 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	139,513
Book value financial leases	85,171
From 1/01/2021 to 12/31/2021 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	139,513
Book value financial leases	92,322
From 1/01/2022 onwards [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	641,414
Book value financial leases	$ 534,674